PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Depreciation expenses	¥ 1,602,166	$ 232,255	¥ 1,318,517
Loss from property and equipment disposal	¥ 12,782	$ 1,853	¥ 35,279